DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1) DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Ernexa Therapeutics Inc. (the “Company”) is a preclinical-stage synthetic allogeneic iMSC therapy company. iMSCs are induced pluripotent stem cell (“iPSC”)-derived mesenchymal stem cells. The Company envisions a future where cell therapies powered by synthetic iMSCs can offer new options for patients with limited treatment paths and its mission is to transform the treatment of cancer and autoimmune disease by developing scalable, affordable, off-the-shelf cell therapies that restore hope.

As used herein, the “Company” or “Ernexa” refers collectively to Ernexa and its consolidated subsidiaries (Ernexa TX2, Inc., Novellus, Inc. and Novellus Therapeutics Limited) unless otherwise stated or the context otherwise requires. In April 2025, the Company formed Ernexa TX2 Inc., a wholly owned Texas subsidiary, and the Company dissolved Eterna Therapeutics LLC, which was a single member limited liability company and had no operations.

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial statements and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the unaudited financial statements include all the normal recurring adjustments that are necessary for a fair presentation of the financial position, results of operations and cash flows for the periods presented.

These condensed consolidated financial statements should be read together with the audited consolidated financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 filed with the Securities and Exchange Commission (the “SEC”) on March 12, 2025. The accompanying condensed consolidated balance sheet as of December 31, 2024 has been derived from the audited financial statements contained in the 2024 10-K but does not include all of the information and footnotes required by GAAP for complete financial statements. The results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of the results to be anticipated for the entire year ending December 31, 2025, or any other period.

Reverse Stock Split

As approved by the Company’s stockholders at the Company’s Annual Meeting of Stockholders held on June 2, 2025 (the “2025 Annual Meeting”), the Company effected a reverse stock split of its common stock at a ratio of 1-for-15, as determined by the Company’s Board of Directors within the parameters approved by the Company’s stockholders (the “Reverse Stock Split”). The Reverse Stock Split became effective under Delaware law at 12:01 a.m. Eastern time on June 12, 2025.

Upon the effectiveness of the Reverse Stock Split, every fifteen shares of the issued and outstanding common stock were automatically combined and reclassified into one issued and outstanding share of common stock. The Reverse Stock Split did not alter the par value of the common stock, and the number of authorized shares of common stock remains unchanged, after giving effect to the increase in the authorized shares of the Company’s common stock from 100,000,000 to 150,000,000 shares, which occurred on June 2, 2025 following stockholder approval at the 2025 Annual Meeting. No fractional shares were issued in connection with the Reverse Stock Split, and no cash or other consideration was paid in connection with any fractional shares. Stockholders who otherwise would have held a fractional share after giving effect to the Reverse Stock Split instead owned one whole share of the post-reverse stock split common stock. The Company issued an aggregate of 153 shares for rounding up fractional shares to whole shares.

All share and per share data in this Quarterly Report on Form 10-Q have been adjusted for all periods presented to reflect the Reverse Stock Split.

1) Organization and Description of Business Operations

Ernexa Therapeutics Inc., formerly known as Eterna Therapeutics Inc, (the “Company”) is a preclinical-stage synthetic allogeneic iMSC therapy company. Its vision is to improve the lives of patients with difficult-to-treat diseases through innovative, effective, and safe, but accessible cellular therapies, and its mission is to develop allogenic off-the-shelf cellular therapies, leveraging induced pluripotent stem cell (“iPSC”)-derived mesenchymal stem cells (“iMSCs”) to target solid tumors and autoimmune diseases.

As used herein, the “Company” or “Ernexa” refers collectively to Ernexa and its consolidated subsidiaries (Eterna Therapeutics LLC, Novellus, Inc. and Novellus Therapeutics Limited) unless otherwise stated or the context otherwise requires.